Summary of Principal Accounting Policies - Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Trading securities	¥ 307,693,782	$ 44,752,204	¥ 307,754,960
Short-term investments	685,512,063		781,850,000
Fair Value Measurements	993,205,845		1,089,604,960
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Trading securities	307,693,782		307,754,960
Short-term investments			711,850,000
Fair Value Measurements	307,693,782		1,019,604,960
Significant Other Observable Inputs (Level 2)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Short-term investments	685,512,063		70,000,000
Fair Value Measurements	¥ 685,512,063		¥ 70,000,000